RESERVES, LEASE AGREEMENT AND PURCHASE OPTION FOR ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2022
Reserves Lease Agreement And Purchase Option For Acquisition
SCHEDULE OF FUTURE LEASE PAYMENTS

The future lease payments, assuming the purchase option is not exercised, is as follows:

2022	$1,100,000
2023	4,422,000
2024	4,510,440
2025	4,600,649
2026	4,692,662
Thereafter	82,775,200
Total	$102,100,951